SCHEDULE OF LONG TERM INVESTMENT (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Investments, All Other Investments [Abstract]
Equity investments without readily determinable fair value	$ 160,000
Total long-term investments	$ 160,000